Retirement Plan (FY)	12 Months Ended
Dec. 31, 2020
Retirement Plan [Abstract]
Retirement Plan
Note 14. Retirement Plan
Effective January 1, 2009, EverCommerce Inc. adopted a defined contribution savings plan under section 401(k) of the Internal Revenue Code (the 401(k)). The 401(k) covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. The Company may make discretionary and/or matching contributions to the 401(k). The Company began making discretionary employer contributions effective January 1, 2020 equal to 25% of employee contributions up to 8% and contributed $1.0 million for the year ended December 31, 2020. No contributions were matched and no discretionary contributions were made during the year ended December 31, 2019.